PUTNAM DIVERSIFIED INCOME TRUST

               Prospectus Supplement dated October 7, 1996
               to Class Y Prospectus dated February 1, 1996

At a meeting held on July 31, 1996, shareholders of the fund approved a number of changes to the fundamental investment restrictions of the fund, including the elimination of certain restrictions. As a result, the fund may now:

     -- acquire more than 10% of the outstanding voting securities of any issuer with respect to 25% of its total assets; and

     -- invest more than 5% of its total assets in securities of any issuer with respect 25% of its total assets. (Investments in obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities are not subject to any limitation.)

The policies set forth above are fundamental and may not be changed without shareholder approval. See the statement of additional information of the fund for the full text of these policies as well as the fund's other fundamental policies, some of which were also changed by vote of shareholders.

To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, the fund will be subject to an increased risk of loss if the market value of such issuer's securities declines.

                               ************

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                        Business experience
                         Year            (at least 5 years)
                         ----           ---------------------

Jin W. Ho                1996           Employed as an investment
Managing Director                       professional by Putnam
                                        Management since 1983.

D. William Kohli         1994           Employed as an investment
Managing Director                       professional by Putnam
                                        Management since 1994.
                                        Prior to September 1994,
                                        Mr. Kohli was Executive
                                        Vice President and Co-
                                        Director of Global Bond
                                        Management and, from 1988
                                        to 1993, was Senior
                                        Portfolio Manager at
                                        Franklin
                                        Advisors/Templeton
                                        Investment Counsel.


Michael Martino          1994           Employed as an investment
Managing Director                       professional by Putnam
                                        Management since 1994.
                                        Prior to March 1994, Mr.
                                        Martino was employed by
                                        Back Bay Advisors as
                                        Executive Vice President
                                        and Chief Investment
                                        Officer from 1992 to
                                        1994, and Senior Vice
                                        President and Senior
                                        Portfolio Manager from
                                        1990 to 1992.

Neil J. Powers           1994           Employed as an investment
Vice President                          professional by Putnam
                                        Management since 1986.

Mark J. Siegel           1994           Employed as an investment
Vice President                          professional by Putnam
                                        Management since 1993.
                                        Prior to June 1993, Mr.
                                        Siegel was Vice President
                                        of Salomon Brothers
                                        International, Ltd.


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